Postemployment benefit plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	$ 13,024	$ 12,064	$ 11,493
Service cost	158	210	176
Interest cost	651	652	688
Plan amendments	1	4
Actuarial losses (gains)	1,635	1,140	380
Benefits paid - gross	(823)	(820)	(796)
Curtailments, settlements and special termination benefits	(3)	(235)	123
Acquisitions / other	139	9
Benefit obligation, end of year	14,782	13,024	12,064
Accumulated benefit obligation, end of year	14,055	12,558	11,357
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.30%	5.10%	5.70%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	3,867	3,542	3,219
Service cost	115	92	86
Interest cost	182	162	146
Plan amendments	(24)	35
Actuarial losses (gains)	312	153	45
Foreign currency exchange rates	(32)	34	322
Participant contributions	9	9	10
Benefits paid - gross	(187)	(168)	(212)
Curtailments, settlements and special termination benefits	(83)	(52)	(74)
Acquisitions / other	140	60
Benefit obligation, end of year	4,299	3,867	3,542
Accumulated benefit obligation, end of year	3,744	3,504	3,082
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.30%	4.60%	4.80%
Rate of compensation increase (as a percent)	3.90%	4.20%	4.20%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	5,184	4,537	5,017
Service cost	84	68	70
Interest cost	253	245	280
Plan amendments	(121)		(549)
Actuarial losses (gains)	306	602	(58)
Foreign currency exchange rates	(19)	14	29
Participant contributions	44	45	51
Benefits paid - gross	(388)	(379)	(390)
Less: federal subsidy on benefits paid	14	15	21
Curtailments, settlements and special termination benefits	(6)		66
Acquisitions / other	30	37
Benefit obligation, end of year	5,381	5,184	4,537
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.30%	5.00%	5.60%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost	28
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost	(23)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation	328
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation	$ (277)